Portfolio of Investments
Columbia Quality Income Fund, August 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 10.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO 11 Ltd.(a),(b)
Series 2020-11A Class D
3-month USD LIBOR + 3.650% Floor 3.650% 10/15/2031	3.776%	4,200,000	4,202,108
Apidos CLO XXVIII(a),(b)
Series 2017-28A Class B
3-month USD LIBOR + 1.700% Floor 1.700% 01/20/2031	1.834%	8,000,000	8,001,728
Apidos CLO XXXIII(a),(b)
Series 2020-33A Class D
3-month USD LIBOR + 4.320% Floor 4.320% 07/24/2031	4.445%	4,200,000	4,200,000
Bain Capital Credit CLO Ltd.(a),(b)
Series 2020-3A Class E
3-month USD LIBOR + 7.500% Floor 7.500% 10/23/2032	7.638%	2,500,000	2,503,268
Ballyrock CLO Ltd.(a),(b)
Series 2020-2A Class C
3-month USD LIBOR + 3.770% Floor 3.770% 10/20/2031	3.979%	5,500,000	5,503,911
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class BR
3-month USD LIBOR + 1.700% 10/15/2030	1.826%	6,750,000	6,697,397
Series 2013-4A Class BRR
3-month USD LIBOR + 1.420% Floor 1.420% 01/15/2031	1.546%	14,725,000	14,725,486
Consumer Underlying Bond Securitization(a)
Series 2018-1 Class B
02/17/2026	6.170%	5,500,000	5,681,844
LendingClub Receivables Trust(a)
Series 2019-11 Class A
12/15/2045	3.750%	1,173,140	1,179,726
Series 2019-2 Class A
08/15/2025	4.000%	1,990,209	2,024,479
Series 2019-3 Class A
10/15/2025	3.750%	3,364,831	3,423,103
Series 2019-5 Class A
12/15/2045	3.750%	4,377,508	4,442,070
Series 2019-7 Class A
01/15/2027	3.750%	3,155,037	3,188,150
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-8 Class A
12/15/2045	3.750%	2,741,990	2,765,765
Series 2020-1 Class A
01/16/2046	3.500%	2,969,493	2,994,473
Series 2020-2 Class A
02/15/2046	3.600%	2,106,500	2,124,331
LendingClub Receivables Trust(a),(c),(d)
Series 2020-JPSL Class R
02/15/2025	0.000%	100,000	2,734,000
Lendingpoint Asset Securitization Trust(a)
Subordinated Series 2021-A Class B
12/15/2028	1.460%	8,750,000	8,752,260
LendingPoint Asset Securitization Trust(a)
Series 2021-1 Class A
04/15/2027	1.750%	11,784,109	11,824,734
Madison Park Funding Ltd.(a),(b)
Series 2015-18A Class CR
3-month USD LIBOR + 1.950% 10/21/2030	2.084%	7,000,000	7,000,049
OHA Credit Funding Ltd.(a),(b)
Series 2019-4A Class A2
3-month USD LIBOR + 1.650% Floor 1.650% 10/22/2032	1.788%	9,000,000	9,006,057
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A Class D2R
3-month USD LIBOR + 7.250% 10/22/2030	7.388%	2,750,000	2,722,473
OZLM XI Ltd.(a),(b)
Series 2015-11A Class A2R
3-month USD LIBOR + 1.750% 10/30/2030	1.879%	7,000,000	7,000,203
Pagaya AI Debt Selection Trust(a)
Series 2019-3 Class A
11/16/2026	3.821%	2,775,594	2,804,290
Series 2021-1 Class A
11/15/2027	1.180%	5,802,969	5,818,552
Series 2021-1 Class B
11/15/2027	2.130%	8,850,000	8,924,792
Series 2021-2 Class NOTE
01/25/2029	3.000%	9,705,575	9,704,841
Subordinated Series 2020-3 Class C
05/17/2027	6.430%	6,200,000	6,394,700
Columbia Quality Income Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Palmer Square Loan Funding Ltd.(a),(b)
Series 2020-4A Class D
3-month USD LIBOR + 7.050% Floor 7.050% 11/25/2028	7.179%	3,000,000	3,005,298
Prosper Marketplace Issuance Trust(a)
Series 2019-3A Class B
07/15/2025	3.590%	933,146	933,819
Subordinated Series 2017-2A Class C
09/15/2023	5.370%	323,804	323,809
Subordinated Series 2019-3A Class C
07/15/2025	4.940%	8,804,000	8,843,099
Redding Ridge Asset Management Ltd.(a),(b)
Series 2018-4A Class A2
3-month USD LIBOR + 1.550% 04/15/2030	1.676%	26,500,000	26,500,185
Series 2018-4A Class D
3-month USD LIBOR + 5.850% 04/15/2030	5.976%	7,000,000	6,872,271
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month USD LIBOR + 1.600% Floor 1.600% 07/15/2035	1.680%	7,800,000	7,814,586
RR 3 Ltd.(a),(b)
Series 2014-14A Class A2R2
3-month USD LIBOR + 1.400% Floor 1.400% 01/15/2030	1.526%	6,500,000	6,500,377
Sound Point IV-R CLO Ltd.(a),(b)
Series 2013-3RA Class B
3-month USD LIBOR + 1.750% Floor 1.750% 04/18/2031	1.884%	10,000,000	9,989,750
Theorem Funding Trust(a)
Subordinated Series 2021-1A Class B
12/15/2027	1.840%	4,000,000	4,000,852
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	4,679,223	4,720,411
Upstart Securitization Trust(a)
Subordinated Series 2021-2 Class B
06/20/2031	1.750%	4,000,000	4,007,811
Total Asset-Backed Securities — Non-Agency (Cost $240,762,178)			239,857,058

Commercial Mortgage-Backed Securities - Agency 2.9%

Federal National Mortgage Association(e)
Series 2017-M15 Class ATS2
11/25/2027	3.198%	15,000,000	16,148,123
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
Series 2017-T1 Class A
06/25/2027	2.898%	17,927,285	19,568,039
FRESB Mortgage Trust(e)
Series 2018-SB45 Class A10F
11/25/2027	3.160%	10,965,052	11,669,921
Government National Mortgage Association
Series 2017-190 Class AD
03/16/2060	2.600%	4,230,684	4,392,101
Government National Mortgage Association(e),(f)
Series 2019-102 Class IB
03/16/2060	0.838%	15,473,233	1,105,287
Series 2019-109 Class IO
04/16/2060	0.809%	35,816,728	2,560,713
Series 2019-118 Class IO
06/16/2061	0.830%	36,850,333	2,274,742
Series 2019-131 Class IO
07/16/2061	0.891%	34,261,924	2,316,952
Series 2019-134 Class IO
08/16/2061	0.815%	25,103,032	1,629,681
Series 2019-139 Class IO
11/16/2061	0.704%	28,261,249	1,685,637
Series 2020-19 Class IO
12/16/2061	0.835%	24,540,279	2,009,083
Series 2020-3 Class IO
02/16/2062	0.782%	24,249,488	1,674,621
Total Commercial Mortgage-Backed Securities - Agency (Cost $73,006,652)			67,034,900

Commercial Mortgage-Backed Securities - Non-Agency 9.5%

BBCMS Trust(a),(b)
Subordinated Series 2018-BXH Class E
1-month USD LIBOR + 2.250% Floor 2.250% 10/15/2037	2.346%	4,490,000	4,383,464
Braemar Hotels & Resorts Trust(a),(b)
Subordinated Series 2018-PRME Class D
1-month USD LIBOR + 1.800% Floor 1.925% 06/15/2035	1.896%	6,500,000	6,486,857
BX Trust(a),(b)
Series 2018-GW Class D
1-month USD LIBOR + 1.770% Floor 1.770% 05/15/2037	1.866%	3,830,000	3,825,334
Series 2018-GW Class E
1-month USD LIBOR + 1.970% Floor 1.970% 05/15/2035	2.066%	7,000,000	6,989,067

2	Columbia Quality Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2021 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Trust(a)
Series 2019-OC11 Class E
12/09/2041	4.076%	5,000,000	5,231,930
CHT Mortgage Trust(a),(b)
Series 2017-CSMO Class C
1-month USD LIBOR + 1.500% Floor 1.350% 11/15/2036	1.596%	3,000,000	3,003,753
Series 2017-CSMO Class D
1-month USD LIBOR + 2.250% Floor 2.100% 11/15/2036	2.346%	23,245,000	23,281,295
Series 2017-CSMO Class E
1-month USD LIBOR + 3.000% Floor 3.000% 11/15/2036	3.096%	3,675,000	3,680,741
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Subordinated Series 2014-USA Class D
09/15/2037	4.373%	11,260,000	10,721,912
Subordinated Series 2014-USA Class E
09/15/2037	4.373%	10,400,000	9,384,217
Subordinated Series 2014-USA Class F
09/15/2037	4.373%	4,050,000	3,131,925
Extended Stay America Trust(a),(b)
Series 2021-ESH Class D
1-month USD LIBOR + 2.250% Floor 2.250% 07/15/2038	2.343%	6,000,000	6,044,981
Hilton USA Trust(a),(e)
Series 2016-HHV Class D
11/05/2038	4.333%	8,395,000	9,075,761
Series 2016-HHV Class F
11/05/2038	4.333%	15,500,000	15,762,049
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	5,000,000	5,043,730
Subordinated Series 2016-SFP Class F
11/05/2035	6.155%	8,700,000	8,797,759
Morgan Stanley Capital I Trust(a),(e)
Series 2019-MEAD Class D
11/10/2036	3.283%	5,500,000	5,485,218
Progress Residential Trust(a)
Series 2018-SF3 Class B
10/17/2035	4.079%	21,000,000	21,045,822
Series 2019-SFR1 Class E
08/17/2035	4.466%	5,470,000	5,542,160
Series 2019-SFR4 Class E
10/17/2036	3.435%	11,000,000	11,199,671
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-SFR1 Class E
04/17/2037	3.032%	8,000,000	8,202,094
Subordinated Series 2019-SFR2 Class E
05/17/2036	4.142%	14,140,000	14,423,313
Subordinated Series 2019-SFR3 Class E
09/17/2036	3.369%	5,000,000	5,131,800
RETL(a),(b)
Subordinated Series 2019-RVP Class C
1-month USD LIBOR + 2.100% Floor 2.100% 03/15/2036	2.196%	3,731,734	3,722,411
SFO Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-555 Class B
1-month USD LIBOR + 1.500% Floor 1.500% 05/15/2038	1.596%	7,000,000	7,028,418
Subordinated Series 2021-555 Class C
1-month USD LIBOR + 1.800% Floor 1.800% 05/15/2038	1.896%	6,500,000	6,530,443
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2021-FCMT Class D
1-month USD LIBOR + 3.500% Floor 3.500% 05/15/2031	3.596%	6,225,000	6,226,957
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $211,722,501)			219,383,082

Residential Mortgage-Backed Securities - Agency 66.2%

Federal Home Loan Mortgage Corp.
04/01/2022	6.500%	923	927
10/01/2024- 04/01/2040	5.000%	4,997,038	5,700,946
06/01/2030	5.500%	2,248,101	2,508,558
08/01/2035- 08/01/2051	2.000%	89,092,301	91,500,846
04/01/2041- 11/01/2048	4.000%	30,643,625	33,677,333
08/01/2041	4.500%	2,939,691	3,302,800
03/01/2042- 11/01/2046	3.500%	40,254,955	43,709,338
11/01/2043- 01/01/2050	3.000%	42,608,112	44,990,736
02/01/2051	2.500%	28,474,817	29,967,067
Federal Home Loan Mortgage Corp.(g)
06/01/2044	3.500%	6,868,317	7,477,592
Federal Home Loan Mortgage Corp.(b),(f)
CMO Series 264 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2042	5.855%	4,966,466	783,469

Columbia Quality Income Fund | Quarterly Report 2021	3

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 318 Class S1
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 11/15/2043	5.855%	6,689,294	1,216,954
CMO Series 3913 Class SW
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 09/15/2040	6.505%	145,297	3,147
CMO Series 4174 Class SB
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/15/2039	6.105%	974,442	10,604
CMO Series 4183 Class AS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	6.055%	1,029,409	34,217
CMO Series 4286 Class NS
-1.0 x 1-month USD LIBOR + 5.900% Cap 5.900% 12/15/2043	5.805%	2,910,242	597,660
CMO Series 4594 Class SA
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 06/15/2046	5.855%	5,982,502	1,237,914
CMO Series 4935 Class JS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 12/25/2049	5.966%	10,580,479	2,222,426
CMO Series 4965 Class KS
1-month USD LIBOR + 5.850% Cap 5.850% 04/25/2050	5.766%	7,809,749	1,451,113
CMO Series 4987 Class KS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.996%	15,112,747	3,465,425
CMO Series 4993 Class MS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2050	5.966%	18,810,361	4,951,756
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO STRIPS Series 309 Class S4
-1.0 x 1-month USD LIBOR + 5.970% Cap 5.970% 08/15/2043	5.875%	6,804,100	1,208,984
CMO STRIPS Series 326 Class S1
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 03/15/2044	5.905%	2,558,746	439,001
Federal Home Loan Mortgage Corp.(f)
CMO Series 304 Class C69
12/15/2042	4.000%	2,030,573	359,358
CMO Series 3800 Class HI
01/15/2040	4.500%	332,271	2,477
CMO Series 4120 Class AI
11/15/2039	3.500%	917,195	22,697
CMO Series 4122 Class JI
12/15/2040	4.000%	1,046,291	58,112
CMO Series 4139 Class CI
05/15/2042	3.500%	2,804,198	303,901
CMO Series 4147 Class CI
01/15/2041	3.500%	2,931,263	158,793
CMO Series 4148 Class BI
02/15/2041	4.000%	952,789	40,697
CMO Series 4177 Class IY
03/15/2043	4.000%	5,222,872	839,692
CMO Series 4182 Class DI
05/15/2039	3.500%	64,987	6
CMO Series 4215 Class IL
07/15/2041	3.500%	808,569	33,260
Federal Home Loan Mortgage Corp.(e),(f)
CMO Series 4068 Class GI
09/15/2036	1.903%	4,350,274	303,474
CMO Series 4107 Class KS
06/15/2038	1.917%	4,178,064	244,199
CMO Series 4620 Class AS
11/15/2042	1.707%	5,954,365	377,053
Federal National Mortgage Association
09/01/2022- 09/01/2036	6.500%	2,007,236	2,335,055
11/01/2022- 07/01/2023	6.000%	45,402	47,172
04/01/2029- 09/01/2041	5.000%	22,042,981	25,112,014
04/01/2033- 04/01/2041	5.500%	1,365,765	1,591,272
11/01/2034- 07/01/2048	3.500%	72,438,576	78,324,134

4	Columbia Quality Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
03/01/2036- 08/01/2041	4.500%	14,429,888	16,107,887
06/01/2036- 05/01/2051	2.000%	221,380,153	226,105,940
02/01/2041- 01/01/2042	4.000%	13,591,025	14,988,885
11/01/2046- 11/01/2050	3.000%	127,288,200	135,989,527
10/01/2050- 08/01/2051	2.500%	102,450,477	107,034,446
CMO Series 2017-72 Class B
09/25/2047	3.000%	7,262,446	7,703,855
Federal National Mortgage Association(b),(f)
CMO Series 2005-74 Class NI
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 05/25/2035	5.996%	7,176,717	872,667
CMO Series 2007-54 Class DI
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2037	6.016%	6,337,630	1,307,589
CMO Series 2013-97 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 06/25/2032	6.011%	2,503,204	194,022
CMO Series 2014-93 Class ES
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 01/25/2045	6.066%	10,470,911	2,081,968
CMO Series 2016-101 Class SK
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/25/2047	5.866%	19,760,739	4,790,187
CMO Series 2016-37 Class SA
-1.0 x 1-month USD LIBOR + 5.850% Cap 5.850% 06/25/2046	5.766%	12,623,417	2,786,431
CMO Series 2016-42 Class SB
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 07/25/2046	5.916%	17,999,057	3,966,386
CMO Series 2017-3 Class SA
-1.0 x 1-month USD LIBOR + 6.000% Cap 6.000% 02/25/2047	5.916%	16,070,810	3,569,171
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-51 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2047	6.066%	12,504,470	3,064,549
CMO Series 2017-72 Class S
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 09/25/2047	2.750%	42,718,374	4,678,136
CMO Series 2017-90 Class SP
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/25/2047	6.066%	9,648,138	2,345,352
CMO Series 2019-33 Class SB
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 07/25/2049	5.966%	27,878,954	5,092,495
CMO Series 2019-57 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 10/25/2049	5.966%	16,746,132	3,664,035
CMO Series 2019-77 Class SP
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 01/25/2050	5.866%	21,151,728	4,085,099
CMO Series 2020-40 Class LS
-1.0 x 1-month USD LIBOR + 6.080% Cap 6.080% 06/25/2050	5.996%	19,897,922	5,192,604
Federal National Mortgage Association(e),(f)
CMO Series 2006-5 Class N1
08/25/2034	0.000%	4,160,715	4
Federal National Mortgage Association(f)
CMO Series 2012-118 Class BI
12/25/2039	3.500%	1,599,501	16,061
CMO Series 2012-129 Class IC
01/25/2041	3.500%	3,385,995	189,893
CMO Series 2012-133 Class EI
07/25/2031	3.500%	1,048,599	42,566
CMO Series 2012-134 Class AI
07/25/2040	3.500%	3,891,462	173,882
CMO Series 2012-144 Class HI
07/25/2042	3.500%	2,547,991	278,260
CMO Series 2013-1 Class AI
02/25/2043	3.500%	2,411,649	329,175

Columbia Quality Income Fund | Quarterly Report 2021	5

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-1 Class BI
02/25/2040	3.500%	654,929	28,005
CMO Series 2013-16
01/25/2040	3.500%	3,479,400	117,732
CMO Series 2013-41 Class IY
05/25/2040	3.500%	2,511,437	88,626
CMO Series 2013-6 Class MI
02/25/2040	3.500%	2,050,263	80,638
CMO Series 2020-55 Class MI
08/25/2050	2.500%	23,839,548	3,719,971
CMO Series 2021-3 Class TI
02/25/2051	2.500%	43,100,144	7,037,710
CMO Series 417 Class C4
02/25/2043	3.500%	9,055,181	1,555,866
Federal National Mortgage Association REMICS(f)
CMO Series 2021-13 Class IO
03/25/2051	3.000%	16,832,637	3,082,743
CMO Series 2021-54 Class LI
04/25/2049	2.500%	24,771,008	2,891,277
Government National Mortgage Association
12/15/2031- 02/15/2032	6.500%	159,713	180,052
01/15/2039- 08/20/2040	5.000%	6,212,428	7,051,842
04/20/2051- 05/20/2051	2.500%	86,389,553	89,686,161
Government National Mortgage Association(g)
04/20/2048	4.500%	13,508,842	14,461,249
Government National Mortgage Association(f)
CMO Series 2012-121 Class PI
09/16/2042	4.500%	4,054,588	666,897
CMO Series 2012-129 Class AI
08/20/2037	3.000%	2,563,938	76,866
CMO Series 2014-131 Class EI
09/16/2039	4.000%	7,165,390	466,167
CMO Series 2015-175 Class AI
10/16/2038	3.500%	15,246,721	1,346,595
CMO Series 2019-129 Class AI
10/20/2049	3.500%	34,755,008	3,853,628
CMO Series 2020-104 Class IY
07/20/2050	3.000%	26,011,905	3,654,891
CMO Series 2020-129 Class YI
09/20/2050	2.500%	31,103,925	4,064,984
CMO Series 2020-138 Class IN
09/20/2050	2.500%	14,333,965	2,532,826
CMO Series 2020-138 Class JI
09/20/2050	2.500%	35,478,226	4,277,521
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-142 Class GI
09/20/2050	3.000%	12,294,861	1,557,410
CMO Series 2020-175 Class KI
11/20/2050	2.500%	24,210,009	3,491,267
CMO Series 2020-185 Class KI
12/20/2050	2.500%	41,717,815	5,966,298
CMO Series 2020-188 Class KI
12/20/2050	2.500%	43,800,988	5,857,059
CMO Series 2020-191 Class TI
12/20/2050	2.500%	11,613,510	1,668,533
CMO Series 2020-191 Class UC
12/20/2050	4.000%	22,936,892	3,824,917
CMO Series 2021-1 Class IB
01/20/2051	2.500%	25,192,620	3,189,534
CMO Series 2021-111 Class AI
06/20/2051	2.500%	25,562,121	3,268,866
CMO Series 2021-119 Class LI
07/20/2051	3.000%	25,203,875	4,039,513
CMO Series 2021-27 Class IN
02/20/2051	2.500%	16,311,445	1,936,953
CMO Series 2021-67 Class GI
04/20/2051	3.000%	26,776,287	3,734,561
CMO Series 2021-8 Class IO
01/20/2051	3.000%	46,712,103	7,307,291
CMO Series 2021-9 Class DI
01/20/2051	2.500%	23,775,887	3,236,200
CMO Series 2021-9 Class MI
01/20/2051	2.500%	28,968,784	3,534,403
Government National Mortgage Association(b),(f)
CMO Series 2014-131 Class BS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 09/16/2044	6.105%	11,656,492	2,811,178
CMO Series 2017-170 Class QS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 11/20/2047	6.112%	10,204,030	2,450,637
CMO Series 2018-1 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 01/20/2048	6.112%	12,413,863	2,515,205
CMO Series 2018-105 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 08/20/2048	6.112%	9,253,629	1,478,695

6	Columbia Quality Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-139 Class KS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 10/20/2048	6.062%	5,704,740	1,319,258
CMO Series 2018-155 Class LS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 11/20/2048	6.062%	12,412,519	2,035,133
CMO Series 2018-21 Class WS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 02/20/2048	6.112%	10,810,437	2,323,682
CMO Series 2018-40 Class SC
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 03/20/2048	6.112%	7,156,340	1,590,703
CMO Series 2018-63 Class HS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 04/20/2048	6.112%	7,312,264	1,564,656
CMO Series 2018-94 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 05/20/2048	6.112%	10,771,412	2,432,238
CMO Series 2018-97 Class MS
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 07/20/2048	6.112%	9,777,566	2,550,817
CMO Series 2019-119 Class GS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/20/2049	6.012%	14,119,967	1,483,512
CMO Series 2019-120 Class SA
-1.0 x 1-month USD LIBOR + 3.400% Cap 3.400% 09/20/2049	3.312%	27,798,415	2,684,829
CMO Series 2019-21 Class SH
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.962%	11,072,519	1,886,074
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-23 Class SQ
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 02/20/2049	5.962%	9,378,843	2,317,407
CMO Series 2019-43 Class SE
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/20/2049	6.012%	19,199,365	3,147,657
CMO Series 2019-52 Class AS
-1.0 x 1-month USD LIBOR + 6.050% Cap 6.050% 04/16/2049	5.955%	18,350,205	5,096,441
CMO Series 2019-92 Class SD
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 07/20/2049	6.012%	25,166,374	4,929,952
CMO Series 2020-104 Class SA
-1.0 x 1-month USD LIBOR + 6.200% 07/20/2050	6.112%	18,664,999	3,560,324
CMO Series 2020-125 Class AS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 08/20/2050	6.162%	25,259,574	5,719,427
Government National Mortgage Association(d),(f),(h)
CMO Series 2021-140 Class IJ
08/20/2051	3.000%	46,000,000	6,468,750
Government National Mortgage Association TBA(i)
09/21/2051	2.000%	40,000,000	40,837,500
09/21/2051	3.000%	47,000,000	49,133,359
Uniform Mortgage-Backed Security TBA(i)
09/16/2036- 09/14/2051	3.000%	74,000,000	77,675,860
09/14/2051	2.500%	44,000,000	45,711,875
09/14/2051	3.500%	62,500,000	66,113,281
09/14/2051	4.000%	40,000,000	42,846,026
Total Residential Mortgage-Backed Securities - Agency (Cost $1,519,578,861)			1,533,482,779

Residential Mortgage-Backed Securities - Non-Agency 18.9%

Ajax Mortgage Loan Trust(a),(e)
CMO Series 2021-B Class A
06/25/2066	2.239%	7,137,384	7,128,727
Bayview Opportunity Master Fund IVb Trust(a)
Subordinated CMO Series 2016-SPL2 Class B3
06/28/2053	5.500%	6,983,050	7,568,975

Columbia Quality Income Fund | Quarterly Report 2021	7

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bellemeade Re Ltd.(a),(b)
CMO Series 2018-3A Class M1B
1-month USD LIBOR + 1.850% Floor 1.850% 10/25/2028	1.934%	8,731,543	8,742,503
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 03/25/2029	1.834%	10,000,000	10,034,938
CMO Series 2019-3A Class M1B
1-month USD LIBOR + 1.600% Floor 1.600% 07/25/2029	1.684%	19,000,000	19,047,485
CMO Series 2019-3A Class M1C
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.034%	6,299,000	6,298,997
CMO Series 2019-4A Class M1C
1-month USD LIBOR + 2.500% Floor 2.500% 10/25/2029	2.584%	5,000,000	4,999,996
BVRT Financing Trust(a),(b),(d)
CMO Series 2020-CRT1 Class M3
1-month USD LIBOR + 4.000% 07/10/2032	4.077%	9,000,000	9,045,000
CMO Series 2021-2F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 01/10/2032	1.588%	802,481	802,481
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	3.100%	10,000,000	10,000,000
BVRT Financing Trust(a),(b)
CMO Series 2021-1F Class M1
30-day Average SOFR + 1.550% Floor 1.550% 03/15/2038	1.588%	2,368,377	2,368,528
CMO Series 2021-1F Class M2
30-day Average SOFR + 2.050% Floor 2.050% 03/15/2038	2.088%	6,800,000	6,800,879
BVRT Financing Trust(a),(b),(d),(h)
CMO Series 2021-CRT1 Class M2
1-month USD LIBOR + 2.250% Floor 2.250% 01/10/2033	2.350%	5,321,485	5,341,440
CMO Series 2021-CRT1 Class M3
1-month USD LIBOR + 2.750% Floor 3.000% 01/10/2033	3.000%	16,500,000	16,582,500
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CHL GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 1.000% 05/25/2023	2.834%	13,000,000	13,022,045
CIM Trust(a),(e)
CMO Series 2021-NR1 Class A1
07/25/2055	2.569%	6,586,186	6,583,212
Citigroup Mortgage Loan Trust, Inc.(a),(e)
CMO Series 2009-11 Class 1A2
02/25/2037	2.369%	320,509	321,125
CMO Series 2014-A Class B2
01/25/2035	5.497%	1,173,621	1,208,308
Citigroup Mortgage Loan Trust, Inc.(a)
CMO Series 2015-RP2 Class B2
01/25/2053	4.250%	4,112,279	4,301,404
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-HRP1 Class M2
1-month USD LIBOR + 2.150% 11/25/2039	2.234%	4,404,320	4,379,946
CMO Series 2019-R01 Class 2B1
1-month USD LIBOR + 4.350% Floor 4.350% 07/25/2031	4.434%	6,590,000	6,775,444
CMO Series 2020-R01 Class 1M2
1-month USD LIBOR + 2.050% Floor 2.050% 01/25/2040	2.134%	5,833,748	5,862,205
Eagle Re Ltd.(a),(b)
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	1.884%	5,233,613	5,233,615
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	4.084%	3,274,297	3,337,276
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN4 Class M3
1-month USD LIBOR + 4.550% 10/25/2024	4.634%	4,467,380	4,567,899
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2020-HQA5 Class M2
30-day Average SOFR + 2.600% 11/25/2050	2.650%	12,200,000	12,359,349
GCAT LLC(a),(e)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	5,261,565	5,247,526
Genworth Mortgage Insurance Corp.(a),(b)
CMO Series 2019-1 Class M1
1-month USD LIBOR + 1.900% Floor 1.900% 11/26/2029	1.984%	426,854	426,866

8	Columbia Quality Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Glebe Funding Trust (The)(a),(d)
CMO Series 2021-1 Class PT
10/27/2023	3.000%	10,546,532	10,546,532
Headlands Residential LLC(a)
CMO Series 2019-RPL1
06/25/2024	3.967%	2,249,122	2,252,331
Homeward Opportunities Fund I Trust(a)
CMO Series 2018-2 Class M1
11/25/2058	4.747%	13,570,000	13,838,633
Homeward Opportunities Fund I Trust(a),(e)
CMO Series 2019-3 Class M1
11/25/2059	3.518%	6,172,000	6,290,468
Legacy Mortgage Asset Trust(a),(e)
CMO Series 2021-GS1 Class A1
10/25/2066	1.892%	5,173,418	5,198,642
LVII Trust(a),(d),(e)
CMO Series 2020-1 Class M1
05/25/2060	4.650%	7,251,000	7,359,765
Mortgage Acquisition Trust I LLC(a),(d)
CMO Series 2021-1 Class PT
11/29/2023	3.500%	7,621,006	7,621,006
MRA Issuance Trust(a),(b)
CMO Series 2021-EBO4 Class A1X
1-month USD LIBOR + 1.750% Floor 1.750% 02/16/2022	1.840%	7,000,000	7,000,148
CMO Series 2021-NA1 Class A1X
1-month USD LIBOR + 1.500% Floor 1.500% 03/08/2022	1.600%	12,000,000	12,010,321
MRA Issuance Trust(a),(b),(d),(h)
CMO Series 2021-EBO8 Class A1
1-month USD LIBOR + 2.750% Floor 2.750% 02/16/2022	2.900%	8,000,000	8,000,000
New Residential Mortgage LLC(a)
Subordinated CMO Series 2018-FNT1 Class D
05/25/2023	4.690%	2,411,769	2,411,948
Subordinated CMO Series 2018-FNT1 Class E
05/25/2023	4.890%	990,095	989,420
New Residential Mortgage Loan Trust(a),(e),(f)
CMO Series 2014-1A Class AIO
01/25/2054	2.326%	12,798,826	653,745
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
1-month USD LIBOR + 1.950% Floor 1.950% 07/25/2029	2.034%	5,500,000	5,573,853
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OMSR(a)
CMO Series 2019-PLS1 Class A
11/25/2024	5.069%	10,100,212	10,137,562
PMT Credit Risk Transfer Trust(a),(b)
CMO Series 2019-1R Class A
1-month USD LIBOR + 2.000% Floor 2.000% 03/27/2024	2.088%	5,205,792	5,157,808
Series 2019-2R Class A
1-month USD LIBOR + 2.750% Floor 2.750% 05/27/2023	2.838%	3,202,639	3,186,502
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT1 Class A
1-month USD LIBOR + 2.850% Floor 2.850% 02/25/2023	2.934%	26,500,000	26,620,631
CMO Series 2018-GT2 Class A
1-month USD LIBOR + 2.650% 08/25/2025	2.734%	26,500,000	26,462,450
Preston Ridge Partners Mortgage LLC(a),(e)
CMO Series 2021-3 Class A1
04/25/2026	1.867%	7,613,950	7,613,040
Preston Ridge Partners Mortgage Trust(a),(e)
CMO Series 2021-1 Class A1
01/25/2026	2.115%	11,274,304	11,279,963
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1B
1-month USD LIBOR + 1.750% Floor 1.750% 06/25/2029	1.834%	5,000,000	5,050,484
CMO Series 2020-1 Class M1B
1-month USD LIBOR + 1.450% Floor 1.450% 02/25/2030	1.534%	7,400,000	7,394,953
RBSSP Resecuritization Trust(a),(e)
CMO Series 2012-1 Class 5A2
12/27/2035	2.936%	645,152	644,231
Stonnington Mortgage Trust(a),(d),(e)
CMO Series 2020-1 Class A
07/28/2024	5.500%	7,864,298	7,864,298
Toorak Mortgage Corp., Ltd.(a),(e)
CMO Series 2019-1 Class A1
03/25/2022	4.458%	4,922,441	4,932,569
Triangle Re Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 3.000% Floor 3.000% 10/25/2030	3.106%	1,101,737	1,106,071

Columbia Quality Income Fund | Quarterly Report 2021	9

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2021-1 Class M1B
1-month USD LIBOR + 3.000% Floor 3.000% 08/25/2033	3.084%	15,000,000	15,125,286
CMO Series 2021-2 Class M1B
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2033	2.684%	10,000,000	10,115,172
Vendee Mortgage Trust(e),(f)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	635,803	1
CMO Series 1998-3 Class IO
03/15/2029	0.000%	706,132	1
Verus Securitization Trust(a),(e)
CMO Series 2019-3 Class M1
07/25/2059	3.139%	4,495,000	4,534,918
CMO Series 2020-1 Class M1
01/25/2060	3.021%	6,700,000	6,859,987
Visio Trust(a)
CMO Series 2021-1R Class A3
05/25/2056	1.688%	4,823,179	4,849,954
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $430,254,755)			437,071,362
Options Purchased Calls 0.1%
Value ($)
(Cost $5,328,760)	2,872,957

Options Purchased Puts 0.5%

(Cost $9,620,350)	11,905,168

Money Market Funds 5.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.061%(j),(k)	122,531,607	122,519,354
Total Money Market Funds (Cost $122,519,354)		122,519,354
Total Investments in Securities (Cost: $2,612,793,411)		2,634,126,660
Other Assets & Liabilities, Net		(318,732,839)
Net Assets		2,315,393,821

At August 31, 2021, securities and/or cash totaling $24,385,759 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	8,658	12/2021	USD	1,155,437,156	1,471,644	—
U.S. Treasury 5-Year Note	564	12/2021	USD	69,777,375	104,594	—
Total					1,576,238	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(19)	12/2021	USD	(3,096,406)	9,755	—

10	Columbia Quality Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2021 (Unaudited)
Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	137,800,000	137,800,000	1.00	01/21/2022	1,171,300	602,048
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	60,000,000	60,000,000	1.00	07/08/2022	612,000	472,698
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	268,000,000	268,000,000	1.00	01/20/2022	2,532,600	1,157,974
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay 3-Month USD LIBOR BBA	Morgan Stanley	USD	99,300,000	99,300,000	1.10	01/24/2022	1,012,860	640,237
Total							5,328,760	2,872,957

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	100,000,000	100,000,000	1.00	09/30/2021	1,740,000	3,277,450
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	250,000,000	250,000,000	1.25	11/16/2021	3,500,000	4,578,750
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	120,000,000	120,000,000	1.25	12/03/2021	1,860,000	2,421,864
10-Year OTC interest rate swap with Citi to receive 3-Month USD LIBOR BBA and pay exercise rate	Citi	USD	70,000,000	70,000,000	1.75	07/15/2022	1,211,000	1,063,335
5-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	124,700,000	124,700,000	1.50	05/20/2022	1,309,350	563,769
Total							9,620,350	11,905,168

Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive 3-Month USD LIBOR BBA and pay exercise rate	Morgan Stanley	USD	(75,000,000)	(75,000,000)	1.70	10/01/2021	(1,036,875)	(2,669,647)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(121,200,000)	(121,200,000)	1.55	02/28/2022	(1,951,320)	(1,636,879)
10-Year OTC interest rate swap with Citi to receive exercise rate and pay 3-Month USD LIBOR BBA	Citi	USD	(100,000,000)	(100,000,000)	2.20	03/17/2022	(1,870,000)	(292,260)
Total							(3,821,320)	(1,929,139)

Columbia Quality Income Fund | Quarterly Report 2021	11

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2021 (Unaudited)
Credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Periodic payments receivable (payable) ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.009	USD	10,000,000	(896,875)	5,833	—	(1,901,537)	1,010,495	—
Markit CMBX North America Index, Series 10 BBB-	Citi	11/17/2059	3.000	Monthly	5.009	USD	10,000,000	(896,875)	5,833	—	(1,240,277)	349,235	—
Markit CMBX North America Index, Series 10 BBB-	JPMorgan	11/17/2059	3.000	Monthly	5.009	USD	10,000,000	(896,875)	5,833	—	(1,753,391)	862,349	—
Markit CMBX North America Index, Series 11 BBB-	JPMorgan	11/18/2054	3.000	Monthly	3.839	USD	2,400,000	(107,250)	1,400	—	(364,233)	258,383	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	20,000,000	(1,793,750)	11,667	—	(3,835,299)	2,053,216	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	10,000,000	(896,875)	5,833	—	(1,613,633)	722,591	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	5,000,000	(448,438)	2,917	—	(1,151,611)	706,090	—
Markit CMBX North America Index, Series 10 BBB-	Morgan Stanley	11/17/2059	3.000	Monthly	5.009	USD	5,000,000	(448,438)	2,917	—	(834,921)	389,400	—
Markit CMBX North America Index, Series 11 BBB-	Morgan Stanley	11/18/2054	3.000	Monthly	3.839	USD	16,000,000	(715,000)	9,333	—	(3,129,681)	2,424,014	—
Markit CMBX North America Index, Series 7 BBB-	Morgan Stanley	01/17/2047	3.000	Monthly	12.620	USD	5,000,000	(887,500)	2,917	—	(282,069)	—	(602,514)
Total								(7,987,876)	54,483	—	(16,106,652)	8,775,773	(602,514)
*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2021, the total value of these securities amounted to $888,406,325, which represents 38.37% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of August 31, 2021.
(c)	Security represents a pool of loans that generate cash payments generally over fixed periods of time. Such securities entitle the security holders to receive distributions (i.e. principal and interest, net of fees and expenses) that are tied to the payments made by the borrower on the underlying loans. Due to the structure of the security the cash payments received are not known until the time of payment. The interest rate shown is the stated coupon rate as of August 31, 2021 and is not reflective of the cash flow payments.
(d)	Valuation based on significant unobservable inputs.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of August 31, 2021.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(h)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2021, the total value of these securities amounted to $36,392,690, which represents 1.57% of total net assets.
12	Columbia Quality Income Fund | Quarterly Report 2021

Portfolio of Investments   (continued)
Columbia Quality Income Fund, August 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(i)	Represents a security purchased on a when-issued basis.
(j)	The rate shown is the seven-day current annualized yield at August 31, 2021.
(k)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended August 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.061%
	72,268,110	251,108,769	(200,857,525)	—	122,519,354	—	—	122,531,607
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal Securities
TBA	To Be Announced
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Quality Income Fund | Quarterly Report 2021	13

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